CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Current Assets:
Cash and cash equivalents	$ 194,714	$ 118,405	$ 50,059
Accounts receivable (net of allowance for doubtful accounts of $5,000 at June 30, 2017 and $23,377 at June 30, 2016)	613,961	468,548	750,380
Inventories	967,285	1,055,447	1,133,451
Prepaid expenses	51,394	55,985	88,129
Total current assets	1,827,354	1,698,385	2,022,019
Fixed Assets:
Machinery and equipment	2,507,190	2,507,190	2,479,471
Leasehold improvements	553,596	553,596	553,596
Furniture and fixtures	148,303	148,303	148,303
Vehicles		0	19,674
Total	3,209,089	3,209,089	3,201,044
Less: Accumulated depreciation and amortization	3,145,585	3,136,835	3,122,849
Net fixed assets	63,504	72,254	78,195
Patents, net	30,086	30,086	22,874
TOTAL ASSETS	1,920,944	1,800,725	2,123,088
Current Liabilities:
Current portion of capital lease obligation	8,531	8,391	7,857
Accounts payable	663,302	694,958	1,151,561
Customer advances	122,495	180,137	0
Accrued employee compensation	144,873	189,783	238,381
Accrued professional services	91,500	71,000	65,550
Accrued warranty expense	25,000	25,000	25,000
Other accrued liabilities	41,175	49,512	15,612
Total current liabilities	1,096,876	1,218,781	1,503,961
Capital lease obligation, net of current portion	21,378	23,564	31,955
Stockholders' Equity:
Common stock, $0.01 par value: 50,000,000 shares authorized; issued and outstanding - 8,872,916 shares at June 30, 2017 and 7,539,582 shares at June 30, 2016	94,285	88,729	75,396
Additional paid-in capital	45,407,922	45,140,383	44,176,051
Accumulated deficit	(44,699,517)	(44,670,732)	(43,664,275)
Total stockholders' equity	802,690	558,380	587,172
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,920,944	$ 1,800,725	$ 2,123,088